Revenue	9 Months Ended
Sep. 30, 2026
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000)	2026	2025	2026	2025
Revenue
Commercial products	365,690	193,790	921,452	443,480
Other revenue
Milestones	—	12,922	17,046	12,922
Licenses, services and clinical supply	3,967	6,922	17,045	16,230
Total revenue	369,657	213,634	955,543	472,632
Specified per geographical area
United States (1)	317,066	161,113	791,614	343,089
Europe (2)	49,158	33,381	135,147	82,602
Rest of World (1)	3,433	19,140	28,782	46,941
Total revenue	369,657	213,634	955,543	472,632
(1)
Beginning with the year ended December 31, 2025, revenue related to the United States has been disclosed separately. Comparatives for the United States and Rest of World have been restated for comparative purposes.
(2)
For the three and nine months ended September 30, 2026, Denmark, the country of domicile, contributed €2.3 million and €10.4 million, respectively, of revenue. For the three and nine months ended September 30, 2025, Denmark contributed €4.1 million and €9.1 million, respectively, of revenue.

Commercial Products

Revenue from sales of commercial products was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000)	2026	2025	2026	2025
Revenue from commercial products
YORVIPATH®	290,626	143,089	739,634	290,735
SKYTROFA®	59,424	50,701	158,595	152,745
YUVIWEL®	15,640	—	23,223	—
Total revenue from commercial products	365,690	193,790	921,452	443,480

In the U.S., the Company has established an integrated organization to commercialize the Company’s approved Endocrinology Rare Disease products, YORVIPATH®, SKYTROFA® and YUVIWEL®. In Europe, the Company has established its presence by building integrated organizations in select countries (“Europe Direct”), where the Company has launched YORVIPATH and SKYTROFA.

Beyond the U.S. and Europe Direct, the Company is expanding global reach for its Endocrinology Rare Disease products through exclusive sales and distribution agreements with geographic market leaders (“International Markets”) and under Strategic Collaborations. As of September 30, 2026, the Company has agreements covering over 75 countries.

YORVIPATH, SKYTROFA and YUVIWEL are approved by the FDA, and YORVIPATH and SKYTROFA are authorized by the European Commission (“EC”) and other regulatory agencies. The Company began selling YUVIWEL in the U.S. in the second quarter of 2026. The Company began selling YORVIPATH in Europe in the first quarter of 2024 and in the U.S. in the fourth quarter of 2024. The Company began selling SKYTROFA in the U.S. in the fourth quarter of 2021 and in Europe in the third quarter of 2023.

Other Revenue

Other revenue is attributable to the Company’s Strategic Collaborations, and relates to Novo Nordisk, Eyconis, Inc. (“Eyconis”), Teijin Limited (“Teijin”) and VISEN Pharmaceuticals (“VISEN”). Refer to Note 4, “Significant Events in the Reporting Period” for further details on the collaboration agreement with Novo Nordisk.